Employee stock incentive plans (Details 6) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense		₨ 741	₨ 615	₨ 474
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	[1]	157	94	85
Equity Shared payment Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Equity settled share-based payment expense	[2]	₨ 584	₨ 521	₨ 389

[1]	Certain of the Company’s employees are eligible for share-based payment awards that are settled in cash. These awards entitle the employees to a cash payment, on the exercise date, subject to vesting upon satisfaction of certain service conditions which range from 1 to 4 years. The amount of cash payment is determined based on the price of the Company’s ADSs at the time of vesting. As of March 31, 2021 and 2020, there was Rs.126 and Rs.97, respectively of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.88 years and 1.93 years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.
[2]	As of March 31, 2021 and 2020, there was Rs.612 and Rs.515, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.95 years and 1.93 years, respectively.